BUSINESS COMBINATIONS (Details) - USD ($) $ in Thousands				5 Months Ended	11 Months Ended	12 Months Ended
	Jan. 20, 2015	Mar. 28, 2014	Feb. 07, 2013	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2015
Business Acquisition
Percentage of voting interests acquired					50.00%	50.00%
Golar Eskimo
Business Acquisition
Percentage of voting interests acquired	100.00%
Cash consideration paid to Golar	$ 388,800
Assumed bank debt	$ (162,830)
Revenue of acquiree				$ 22,000	$ 22,000
Net income of acquiree					18,600
Golar Igloo
Business Acquisition
Percentage of voting interests acquired		100.00%
Cash consideration paid to Golar		$ 310,000
Assumed bank debt		(161,270)
Revenue of acquiree						$ 43,200
Net income of acquiree						$ 22,300
Fair value of interest rate swap asset		3,600
Purchase price adjustments on acquisition		$ 3,600
Golar Maria
Business Acquisition
Percentage of voting interests acquired			100.00%
Cash consideration paid to Golar			$ 215,000
Assumed bank debt			(89,525)
Fair value of interest rate swap liability			(3,100)
Purchase price adjustments on acquisition			$ 5,500
Charter-hire Revenues, Golar Eskimo | Golar Eskimo
Business Acquisition
Related party transaction fees					$ 12,900